STRATEGIC ALLIANCE WITH QUEST DIAGNOSTICS INCORPORATED (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Accounts Payable and Accrued Liabilities	$ 346,820
Amended Agreement [Member] | Quest Diagnostics [Member]
Annual Fee To Services Of Part Time Quest Diagnostics Project Manager	$ 75,000